Share Capital and Reserves - Additional Information (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares $ / shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2023 USD ($) shares $ / shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Apr. 30, 2023 shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Authorized shares to be purchased, maximum (in shares) | shares												24,000,000
Common shares purchased and cancelled (in shares) | shares									2,800,000	2,800,000
Aggregate worth of common shares to be issued | $	$ 150.0								$ 150.0	$ 150.0
Declared dividend (in CAD per share) | $ / shares	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Maximum expiry date from grant date (in years)									5 years	5 years
Maximum percentage of common shares issued at date of grant									8.50%	8.50%
Number of options, granted (in shares) | shares									4,101,417	4,101,417	6,249,148
Weighted average exercise price per share, granted (in CAD per share) | $ / shares									$ 6.53		$ 7.19
Weighted average fair value of options granted | $	$ 5.3								$ 5.3	$ 5.3
Fair value per option (in dollars per share) | $ / shares										$ 1.29
Grant date share price and exercise price (in CAD per share) | $ / shares									$ 6.53
Expected volatility									31.00%	31.00%
Risk-free interest rate									3.40%	3.40%
Dividend yield									1.23%	1.23%
Expected life (in years)									4 years	4 years
Weighted average remaining contractual life of options (years)									3 years 18 days	3 years 18 days	2 years 11 months 15 days
Weighted average share price (in CAD per share) | $ / shares									$ 6.71		$ 7.82
Number outstanding (in shares) | shares	17,300,440				16,356,022				17,300,440	17,300,440	16,356,022		11,239,342
Weighted average share price (in CAD per share) | $ / shares									$ 7.10		$ 8.10
CMC
Disclosure of classes of share capital [line items]
Percentage of interest acquired in subsidiary									67.50%	67.50%
Consolidation basis percentage	100.00%								100.00%	100.00%
Warrants
Disclosure of classes of share capital [line items]
Weighted average share price at time of exercise (in CAD per share) | $ / shares											$ 7.40
Number of warrants outstanding (in shares) | shares	242,000				242,000				242,000	242,000	242,000		0
Exercise price (in dollars per share) | $ / shares	$ 8.97								$ 8.97	$ 8.97
Number of shares issued (in shares) | shares											2,661,012
Restricted Share Rights
Disclosure of classes of share capital [line items]
Fair value per option (in dollars per share) | $ / shares										$ 4.88
Maximum shares authorized for issuance (in shares) | shares	4,500,000								4,500,000	4,500,000
Number of shares issued (in shares) | shares									557,750	557,750
Grant date fair value | $	$ 2.7								$ 2.7	$ 2.7
Vesting term (in years)									three year	three year
Number outstanding (in shares) | shares	2,354,911								2,354,911	2,354,911